FINANCIAL INSTRUMENTS - Financial assets and liabilities (Details)	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 CAD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents and restricted cash	$ 27,716,852	$ 64,496,653		$ 39,852,614
Cash	4,148,152	5,698,105
Foreign exchange gain (loss)	$ 747,945	$ (211,500)
Currency risk [member]
Disclosure of financial assets [line items]
Cash			$ 16,624,212
Accounts payable and accrued liabilities			$ 3,164,967
Change in foreign exchange rate percent	1.00%
Foreign exchange gain (loss)	$ 182,144